RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED-PARTY TRANSACTIONS
Schedule of intercompany loans

	2018	2017
Assets
Joint venture
Gerdau Corsa SAPI de C.V.	72	7
Others
Fundação Gerdau	27,867	51,832
	27,939	51,839
Liabilities
Joint venture
Diaco S.A.	(1,350)	—
	(1,350)	—

	2018	2017	2016
Net financial income	545	95	(2,457)

Summary of guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2018	2017	2016
Diaco S.A.	Joint-venture	Financing Agreements	137,700	Aug/18	—	128,019	—
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	1,875,345	Jan/19 - Dec/21	1,933,929	1,797,856	2,016,260
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	41,571	6,550	—
Gerdau Metaldom S.A.; Aceros Corsa S.A. de C.V. and Gerdau Corsa S.A.P.I de C.V.;	Subsidiary and Joint-venture	Financing Agreements	—	Oct/20	198,619	178,200	—

Schedule of key management compensation

Stock options granted to management are as follows:

	Number of	Weighted
	shares	exercise price
		R$
Available at beginning of the year	198,000	18.19
Options Cancelled	(198,000)	18.62
Available at the end of the year	—	—

At the end of the year, the Restricted Shares resulting from the conversion process within the key management were:

	2018	2017
Available at beginning of the year	5,945,310	4,831,999
Granted	1,255,286	1,353,930
Exercised	(511,333)	(240,619)
Shares adjustment	(313,716)	—
Available at the end of the year	6,375,547	5,945,310